Segment Information - Additional Information (Details) - Mobile ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) numberOfCustomers	Dec. 31, 2021 KRW (₩) numberOfCustomers
Disclosure of operating segments [line items]
Number of major customer | numberOfCustomers	1	1
Revenue | ₩	₩ 76,581	₩ 126,336
Percentage of entity's revenue	16.50%	30.40%